Related party transactions	12 Months Ended
Dec. 31, 2018
Related party transactions
Related party transactions

21. Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2017 and 2018:

Name of related parties	Relationship with the Group
Jimu Group	An entity and its certain subsidiaries that have a high degree of overlap in shareholding with the Group and share three common board members.
BBAE Holdings Limited	An entity which has two common directors of the Board of Directors with the Company who can significantly influence both the entity and the Company
BBAE Advisors LLC	An entity which is a wholly owned subsidiary of BBAE Holdings Limited
Beijing Liangduo Science and Technology Co. Ltd.	An entity which the Group holds 18% equity interests
Changsha Liangduo Business Consulting Co., Ltd	An entity which Beijing Liangduo Science and Technology Co., Ltd holds 90% equity interests

(a)	The Group entered into the following transactions with related parties:

	For the year ended
	December 31,
Transactions	2017	2018
	RMB	RMB
(i) Transactions recorded in costs and expenses
—Cost and expenses allocated from Jimu Group	102,263	48,687
—Service fees to Jimu Group for the peer-to-peer matching services for the funding debts	1,235	458

(ii) Financing/investing transactions
—Net cash advances from/(to) the Jimu Group	23,121	(441,491)
—Cash repayment to Jimu Group	—	(23,121)
—Loan proceeds from Jimu Group documented in loan agreements	29,270	12,711
—Loan issued to Jimu Group documented in loan agreements and other financing transactions	—	(59,636)
—Collection of loan issued to Jimu Group	—	52,169

(i)	Transactions recorded in costs and expenses

The cost and expenses allocated from Jimu Group represents general expenses, including stock based compensation costs, shared corporate marketing expenses, bandwidth and server hosting costs, charged by Jimu Group, pursuant to the Reorganization Agreements. (Note 1(b)).

(ii)	Financing/investing transactions

Net cash advances from/(to) the Jimu Group

For the year ended December 31, 2017, the Group received cash advances from Jimu Group with the aggregate amount of RMB23.1 million, which was fully repaid to Jimu Group subsequently in 2018.

For the year ended December 31, 2018, the Group made a series of cash advances to Jimu Group that were not documented contemporaneously by loan agreements. The aggregate amount of cash advances made to Jimu Group was RMB441.5 million, including U.S. dollar-denominated cash advances of RMB146.6 million (US$21.4 million), and RMB-denominated cash advances of RMB294.9 million.

Loan proceeds from Jimu Group

For the year ended December 31, 2017, the Company and certain of its subsidiaries entered into a series of loan agreements with Jimu Group, pursuant to which the Group drew down RMB-denominated loan from Jimu Group, to facilitate the Group’s business operation, with the aggregate amount of RMB29.3 million. All of the loans carried a fixed rate of interest of 12% as of the dates when the loan principal was drawn down. As of December 31, 2018, the Group had repaid the loan principal of RMB18.2 million.

For the year ended December 31, 2018, the Company and certain of its subsidiaries entered into a series of loan agreements with Jimu Group, pursuant to which the Group drew down RMB denominated loan from Jimu Group, with the aggregate amount of RMB12.7 million. All of the loans carried a fixed rate of interest ranging from 12.13% to 12.8%.

Loan issued to Jimu Group and other financing transactions

For the year ended December 31, 2018, the Company had entered into a loan agreement with Jimu Group, pursuant to which Jimu Group drew down U.S. dollar-denominated loan from the Group, with the aggregate amount of RMB52.2 million (US$7.6 million) which was not  interest bearing. As of December 31, 2018, such loan to Jimu Group had been fully collected. In addition, the Company had other financing transactions with Jimu Group amounting to RMB7.4 million.

(b)	The Group had the following balances with the major related parties:

	As of
	December 31,
	2017	2018
	RMB	RMB
Due from Jimu Group	228,548	475,426
BBAE Holdings Limited	478	—
Total	229,026	475,426
Due to Jimu Group	385,035	89,453
BBAE Advisors LLC	527	721
Beijing Liangduo Science and Technology Co. Ltd.	927	4,348
Changsha Liangduo Business Consulting Co., Ltd.	—	2,074
Total	386,489	96,596

For the year ended December 31, 2018, in addition to payments the Group made to Jimu Group in the ordinary course of business and the U.S. dollar-denominated loan of RMB52.2 million (US$7.6 million) made to Jimu Group, the Group made a series of cash advances to Jimu Group in both U.S. dollars and Renmibi, that were not documented contemporaneously by loan agreements. As a result of these cash advances, the amounts due from Jimu Group on our balance sheet became much larger than the amounts due to Jimu Group. As of December 31, 2018, the Company had RMB475.4 million (US$69.1 million) in amounts due from Jimu Group including the balance of RMB-denominated cash advances amounting to RMB294.9 million (US$42.9 million) and US dollar denominated cash advances amounting to RMB146.6 million (US$21.4 million), as compared to RMB89.5 million (US$13.0 million) in amounts due to Jimu Group.

Subsequent to December 31, 2018, the Group and Jimu Group have entered into certain loan repayment agreements for the above RMB and U.S. dollar denominated cash advances (Note 25(b)(i)). The cash advances denominated in RMB as of December 31, 2018, were fully settled by offsetting against the purchase price of RMB230 million (US$33.5 million) for the acquisition of Jimu Micro Finance (Note 25(c)(i)) and offsetting part of the initial guarantee deposit as required by the information service cooperation agreement entered into by the Group and Jimu Group in July 2019 (Note 25(c)(ii)). In addition, as of July 30, 2019, Jimu Group also has repaid the Group the loan principal and related interest of the U.S. denominated loan with the aggregate amount of RMB21.5 million (US$3.1 million) (Note 25).